Supplement dated December 31, 2025 to the Prospectus and Summary Prospectus dated September 22, 2025
Product Name	Prospectus Form #
RiverSource® Retirement Group Annuity Contract I	PRO9022_12_D01_(05/25) ISP9022_12_D01_(05/25) USP9022_12_D01_(05/25)
RiverSource® Retirement Group Annuity Contract II	PRO9023_12_D01_(05/25) ISP9023_12_D01_(05/25) USP9023_12_D01_(05/25)
The information in this supplement updates and amends certain information contained in the prospectus and summary prospectuses referenced above. Please read it carefully and keep it with your product prospectuses for future reference. Except as modified in this supplement, all other terms and information contained in the prospectuses remain in effect and unchanged.
Effective January 1, 2026, the table in the section "Appendix A: Investment Options Available Under the Contract" of the Prospectus and Summary Prospectuses referenced above with respect to fixed options available under the each of the Contracts is hereby superseded and replaced with the following:
The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below or terminate existing Fixed Options. We will provide you with written notice before doing so.
Note: If amounts are withdrawn from a Fixed Option before the end of its term, we will not apply a contract adjustment.
Name	Term	Certificate Issue Year	Minimum Guaranteed Interest Rate
Loan Account	1 Year	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%

Name	Term	Certificate Issue Year	Minimum Guaranteed Interest Rate
Special DCA Fixed Account	6 Months	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%
Special DCA Fixed Account	1 Year	2012	1.00%
		2013	1.00%
		2014	1.00%
		2015	1.00%
		2016	1.00%
		2017	1.00%
		2018	1.00%
		2019	1.75%
		2020	1.00%
		2021	1.00%
		2022	1.00%
		2023	2.95%
		2024	3.00%
		2025	2.65%
		2026	2.40%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SUP9022-0002_(12/25)